Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity
Stockholders' Equity

Note 14. Stockholders’ Equity

Preferred Stock

0% Series B Convertible Preferred Stock

On November 3, 2017, the Company designated 1,750,001 shares of preferred stock as “0% Series B Convertible Preferred Stock.”

The shares of 0% Series B Convertible Preferred Stock are non-voting and convertible into shares of common stock based on a conversion calculation equal to the stated value of the 0% Series B Convertible Preferred Stock, plus all accrued and unpaid dividends, if any, as of such date of determination, divided by the conversion price. The stated value of each share of 0% Series B Convertible Preferred Stock is $6.80 and the initial conversion price is $6.80 per share, each subject to adjustment for stock splits, stock dividends, recapitalizations, combinations, subdivisions or other similar events. The holders of 0% Series B Convertible Preferred Stock are entitled to receive dividends if and when declared by the Company’s board of directors. The 0% Series B Convertible Preferred Stock is also subject to beneficial ownership limitations and conversion limitations.

During the year ended December 31, 2022, the remaining 2,199 shares outstanding of the Company’s 0% Series B Convertible Preferred Stock were converted to 2,199 shares of its common stock. As of December 31, 2023, no shares of the Company’s 0% Series B Convertible Preferred Stock were outstanding.

Common Stock

The Company is authorized to issue up to 340,000,000 shares of Common Stock, without any par value per share.

Each holder of Common Stock is entitled to one vote for each share held of record on all matters to be voted on by such holders. Holders of Common Stock are entitled to receive dividends, if declared. Upon liquidation, dissolution or winding-up, holders of Common Stock are entitled to share ratably in the net assets legally available for distribution after payment of all debts and other liabilities, subject to any preferential rights of the holders of Preferred Stock, if any.

ATM Equity Offerings

2023 ATM Offering

In August 2023, the Company entered into the 2023 ATM Offering, under which it could offer and sell up to $750.0 million in shares of the Company’s common stock.

During the year ended December 31, 2023, the Company received net proceeds of approximately $571.6 million ($583.3 million of gross proceeds, net of $11.7 million in commissions and expenses) from the sale of 45,758,400 shares of its common stock at a weighted average fair value of $13.07 per share under its 2023 ATM Offering.

Subsequent to December 31, 2023, and through February 20, 2024, the Company received net proceeds of approximately $114.9 million from the sale of 8,644,100 shares of its common stock at a weighted average fair value of $13.57 per share under its 2023 ATM Offering.

2022 ATM Offering

In March 2022, the Company entered into an ATM sales agreement under which it could offer and sell up to $500.0 million in shares of the Company’s common stock.

During the year ended December 31, 2022, the Company received gross proceeds of approximately $304.8 million ($298.2 million, net of $6.6 million in commissions and expenses), from the sale of 37,052,612 shares of common stock at an average fair value of $8.23 per share under the 2022 ATM Offering.

During the year ended December 31, 2023, the Company received net proceeds of approximately $191.2 million ($195.2 million of gross proceeds, net of $3.9 million in commissions and expenses) from the sale of 16,447,645 shares of its common stock at a weighted average fair value of $11.86 per share under its 2022 ATM Offering. With the sale and issuance of these shares, all $500.0 million in shares of the Company’s common stock available for sale under its 2022 ATM Offering had been issued.

2021 ATM Offering

In August 2021, the Company entered into an ATM sales agreement under which it could offer and sell up to $600.0 million in shares of the Company’s common stock.

During the year ended December 31, 2021, the Company received gross proceeds of approximately $600.0 million ($587.2 million, net of $12.8 million in commissions and expenses), from the sale of 19,910,589 shares of common stock at a weighted average fair value of $29.53 per share. With the sale and issuance of these shares, all $600.0 million in shares of the Company’s common stock available for sale under 2021 ATM Offering had been issued.

2020 ATM Offering

In October 2020, the Company entered into an ATM sales agreement under which it received proceeds of approximately $100.0 million from the sale of common shares. The Company incurred fees of up to 3.0% of the gross proceeds received.

In January 2021, the Company received gross proceeds of approximately $84.8 million ($82.7 million net, after $2.1 million in expenses) from the sale of 4,433,468 shares of common stock at an average fair value of $19.13 per share under an ATM agreement entered into in December 2020. With the sale and issuance of these shares, all $200 million in shares of Company common stock available for sale under the December 2020 ATM Offering had been issued.

Under the terms of the 2023, 2022, 2021, and 2020 ATM Offerings, the Company only issued shares of its common stock.

ESS Metron Holdback Shares

On December 1, 2021, the Company acquired 100% of the equity interests in ESS Metron for consideration that included 715,413 shares of the Company’s common stock, 70,165 shares of which were withheld as security for the sellers’ indemnification obligations for 18 months. During the year ended December 31, 2023, the indemnification period ended and all 70,165 of the withheld shares were issued to the ESS Metron sellers.

Warrants

During the year ended December 31, 2021, the Company issued warrants to XMS Capital Partners, LLC as partial payment for its advisory services in connection with the Whinstone Acquisition. The warrants entitle XMS to purchase up to 63,000 shares of the Company’s common stock at a purchase price of $48.37 per share. The warrants may be exercised at any time through August 12, 2026.

The warrants are recognized as a liability with a fair value of zero upon issuance and a redemption value of zero as of December 31, 2023.

2023 Transactions

During the year ended December 31, 2023, approximately 5.0 million shares of common stock were issued to the Company’s board of directors, officers, employees, and advisors in settlement of an equal number of fully vested restricted stock awards awarded to such individuals by the Company under the 2019 Equity Incentive Plan. The Company withheld approximately 1.3 million of these shares, with a fair value of approximately $14.0 million, to cover the withholding taxes related to the settlement of these vested restricted stock awards, as permitted by the 2019 Equity Incentive Plan.

In June 2023, the Company’s stockholders approved the Fourth Amendment to the 2019 Equity Incentive Plan, which increased the shares of common stock reserved for issuance under the 2019 Equity Incentive Plan by 4.0 million shares.

In December 2023, the Company’s stockholders approved the Fifth Amendment to the 2019 Equity Incentive Plan, which increased the shares of common stock reserved for issuance under the 2019 Equity Inventive Plan by 13.0 million shares.

2022 Transactions

During the year ended December 31, 2022, the Company increased its authorized shares of common stock from 170.0 million shares to 340.0 million shares.

During the year ended December 31, 2022, 1,819,332 shares of common stock were issued to the Company’s board of directors, officers, employees, and advisors of the Company in settlement of an equal number of fully vested restricted stock units awarded to such individuals by the Company under the 2019 Equity Incentive Plan. The Company withheld 685,781 of these shares, at a fair value of approximately $10.1 million, to cover the withholding taxes related to the settlement of these vested restricted stock units, as permitted by the 2019 Equity Incentive Plan.

During the year ended December 31, 2022, — shares of the Company’s 0% Series B Convertible Preferred Stock were converted into 70,165 shares of its common stock, leaving no shares outstanding.

In July 2022, the Company’s stockholders approved the Third Amendment to its 2019 Equity Incentive Plan, which increased the number of shares of the Company’s common stock reserved for issuance by 10.0 million shares.

2021 Transactions

During the year ended December 31, 2021, the Company issued 11,800,000 shares of its common stock in connection with its acquisition of Whinstone. See Note 3. Acquisitions.

During the year ended December 31, 2021, the Company issued 645,248 shares of its common stock in connection with its acquisition of ESS Metron. See Note 3. Acquisitions.

During the year ended December 31, 2021, 464,021 shares of common stock were issued to the Company’s board of directors, officers, employees and advisors of the Company in settlement of an equal number of fully vested restricted stock units awarded to such individuals by the Company pursuant to grants made under the Company’s 2019 Equity Incentive Plan, as amended. The Company withheld 174,685 of these shares, at a fair value of approximately $5.1 million, to cover the withholding taxes related to the settlement of these vested restricted stock units, as permitted by the 2019 Equity Incentive Plan.

During the year ended December 31, 2021, the Company issued 415,657 shares of its common stock in connection with the exercise of 415,657 common stock warrants issued to investors in connection with the Company’s January 2019 private placement transaction, for net proceeds of approximately $0.8 million.

During the year ended December 31, 2021, the Company issued 543,686 shares of its common stock in connection with the cashless exercise of warrants to purchase 1,257,235 shares of common stock, which were issued to investors in connection with private placement transactions in December 2017.

During the year ended December 31, 2021, the Company issued 10,286 shares of its common stock upon the cashless exercise of 12,000 stock options.

During the year ended December 31, 2021, 2,000 shares of the Company’s 0% Series B Convertible Preferred Stock were converted into 2,000 shares of its common stock, leaving 2,199 shares outstanding. The Company currently has one equity compensation plan, the 2019 Equity Incentive Plan. On October 19, 2021, the Company’s stockholders approved the Second Amendment to its 2019 Equity Incentive Plan, which increased the number of shares of the Company’s common stock reserved for issuance by 4.4 million shares.